SCHEDULE OF INVENTORIES (Details) - JPY (¥) ¥ in Thousands	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Inventory Disclosure [Abstract]
Real estate properties held for sale	¥ 2,913,518	¥ 7,550,027	¥ 6,314,213
Real estate properties in progress	9,044,706	5,756,105	3,976,215
Subtotal	11,958,224	13,306,132	10,290,428
Housing equipment and material	148,590	138,830	127,237
Others	71,831	73,498	81,154
Inventories, net	¥ 12,178,645	¥ 13,518,460	¥ 10,498,819